Inventories (Tables)	12 Months Ended
Dec. 31, 2013
Inventories
Inventories Net
	December 31,
	2013	2012
New vehicles	$1,709.4	$1,397.4
Used vehicles	585.5	477.0
Commercial vehicles	126.9	—
Parts, accessories and other	96.5	84.9

Total inventories	$2,518.3	$1,959.3